Notes Payable (10-Q) (Details Narrative) (USD $)	0 Months Ended										1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		48 Months Ended								6 Months Ended						3 Months Ended		6 Months Ended			0 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Sep. 30, 2011	Apr. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 18, 2013	May 29, 2013	Apr. 24, 2013	Mar. 31, 2013	Mar. 17, 2013	Jun. 15, 2012	Jan. 17, 2012	Jun. 30, 2013 Promissory Note One [Member]	Jun. 30, 2013 Promissory Note Two [Member]	Jun. 30, 2013 Notes Payable To One Employee [Member]	Dec. 31, 2012 Notes Payable To One Employee [Member]	Jun. 30, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	Jun. 30, 2013 Convertible Debt [Member]	Jun. 30, 2012 Convertible Debt [Member]	Jun. 30, 2013 Convertible Debt [Member]	Jun. 30, 2012 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	May 29, 2013 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member]	Jun. 30, 2013 Revolving Loan [Member]	Jun. 30, 2013 Revolving Loan [Member]	Dec. 31, 2012 Revolving Loan [Member]	Jun. 07, 2013 Revolving Loan [Member]	Sep. 28, 2012 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member] Maximum [Member]
Revolving loan commitment																																								$ 250,000				$ 351,649		$ 2,000,000
Net proceeds received from loan																	153,124	419,497		419,497																				201,775
Notes payable interest rate	10.00%		10.00%					10.00%	8.00%	10.00%	10.00%																																		18.00%	12.00%
Revolving loan renewal fees percentage																																										4.00%	4.00%
Revolving loan transaction advisory fees percentage																																										4.00%	4.00%
Asset monitoring fees																																										1,500	1,500
Due diligence fees on revolving loan																																										10,000	10,000
Document review and legal fees																																										12,500	12,500
Brokerage fees																																										17,500	17,500
Debt issuance costs																																										53,225	53,225
Interest expense amortized									93,447		8,333			92,804	116,628	330,932	157,908	843,004	(12,265)	1,158,036														31,459	43,576	90,877	55,458				0	24,394	28,831
Minimum monthly fees as a percentage on revolving loan commitment																																										0.875%	0.875%
Common stock shares available for purchases																																								1,841,564
Percentage of issued and outstanding ommon stock shares																																								1.00%
Exercise price of the warrants		$ 0.015			$ 0.01		$ 0.015	$ 0.05	$ 0.02	$ 0.015																														$ 0.001
Redemption of warrant in full by payment																																							90,000	30,000
Notes payable to employees																			157,355
Accounts payable and accrued expenses																360,853	543,121	928,355	472,745	2,125,440																					60,000	90,000
Fair value of the warrants treated as a discount										95,082						79,167		837,264	95,082																							217,817
Interest expense														32,986	23,771	79,167	47,511																								0	90,758
Capital lease obligations, maximum																																								250,000	250,000	250,000
Securities available for sale																																								1,000,000	1,000,000	1,000,000
Percentage of cash flows																																								75.00%		75.00%
Amount of principal due														121,815		121,815		121,815	139,243	121,815			70,000	60,000						10,000	10,000										250,000	250,000	250,000
Interest on promissory notes																							5,000	2,500
Promissory notes retired																		10,000	10,000	20,000								75,000	25,000
Warrants issued for repayment of promissory notes																$ 5,000,000
Accrued interest		5,000					2,500							4,785		4,785		3,758	965	4,785	600	11,649								1,161	802	19,853	14,319	34,668		34,668		25,995	11,649		15,382	15,382	175
Total debt payable																																												351,649
Issued notes payable to employees in lieu of compensation												157,355						286,763								1,000	10,000
Accrued interest rate on related parties notes payable												2.25%	2.25%			0.80%		0.80%	2.25%
Debt instrument, maturity date	Feb. 19, 2014	Jun. 20, 2013	Jan. 16, 2014	Jul. 13, 2013		Mar. 13, 2013										Jun. 15, 2013		Jun. 15, 2013
Secured notes payable	25,000		75,000							100,000				214,948		214,948		144,948	43,828	214,948					60,000
Warrants granted to purchase shares										6,666,666
Warrants expiry date		Feb. 12, 2016					Aug. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2013
Fair value of warrants																														380,000
Warrants expect term																3 years
Warrants volatility percentage														58.90%		58.90%				58.90%
Warrants discount rate														0.42%		0.42%				0.42%
Debt interest description

Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Amortized value of convertible debt instrument																																		$ 0	$ 171,000	$ 79,167	$ 324,447